UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of March 31, 2014

(unaudited)

COMMON STOCKS — 73.7% OF TOTAL NET ASSETS

	Shares	Value(a)
Airlines – 11.5%
American Airlines Group Inc. (b)	655,000	$ 23,973,000
Copa Holdings, S.A.	30,000	4,355,700
United Continental Holdings, Inc. (b)	530,000	23,653,900
		51,982,600

Auto Parts – 7.9%
Delphi Automotive PLC	60,000	4,071,600
Harman International Industries, Incorporated	220,000	23,408,000
Magna International Inc.	85,000	8,186,350
		35,665,950

Banks - Money Center – 7.3%
Citigroup Inc.	480,000	22,848,000
JPMorgan Chase & Co.	165,000	10,017,150
		32,865,150

Drugs – 6.1%
Actavis, Inc. (b)	110,000	22,643,500
Teva Pharmaceutical Industries Limited ADR (c)	95,000	5,019,800
		27,663,300

Housing and Building Materials – 19.1%
D.R. Horton, Inc.	1,260,000	27,279,000
Lennar Corporation	700,000	27,734,000
NVR, Inc. (b)	4,000	4,588,000
Toll Brothers, Inc. (b)	750,000	26,925,000
		86,526,000

Insurance – 1.6%
MetLife, Inc.	140,000	7,392,000

Leisure – 3.4%
Polaris Industries Inc.	110,000	15,368,100

Oil Service – 1.3%
Halliburton Company	100,000	5,889,000

Peripherals – 10.6%
Seagate Technology Public Limited Company	400,000	22,464,000
Western Digital Corporation	280,000	25,709,600
		48,173,600

Technology – 4.9%
Google Inc. (b)	20,000	22,290,200

TOTAL COMMON STOCKS (Identified cost $312,248,139)		333,815,900

BONDS — 25.8% OF TOTAL NET ASSETS	Face Amount
United States Treasury - 25.8%
United States Treasury Notes, 0.250%, 10/31/2014	$ 18,500,000	18,518,796
United States Treasury Notes, 0.250%, 11/30/2014	44,500,000	44,548,683
United States Treasury Notes, 0.250%, 03/31/2015	27,500,000	27,530,085
United States Treasury Notes, 0.250%, 11/30/2015	15,000,000	14,989,455
United States Treasury Notes, 0.375%, 08/31/2015	11,000,000	11,027,071
TOTAL BONDS (Identified cost $116,496,085)		116,614,090

SHORT-TERM INVESTMENT — 0.4% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/31/2014 at 0.00% to be repurchased at $1,805,000 on 04/01/2014 collateralized by $1,735,000 US Treasury Note, 3.125% due 05/15/2021 valued at $1,843,438 including interest. (Cost $1,805,000)	1,805,000	1,805,000

TOTAL INVESTMENTS — 99.9% (Identified cost $430,549,224) (d)		452,234,990
Cash and receivables		22,242,913
Liabilities		(21,823,626)
TOTAL NET ASSETS — 100.0%		$452,654,277

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Classification
Investments in Securities-Assets
Common Stocks*	$333,815,900	$—	$—
Debt Securities
United States Treasury Notes	—	116,614,090	—
Repurchase Agreement	—	1,805,000	—
Total	$333,815,900	$118,419,090	$—

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

Non-income producing security.

(c)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(d)

Federal Tax Information: At March 31, 2014, the net unrealized appreciation on investments, based on cost of $430,734,583 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$25,592,409
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,092,002)
$21,500,407

The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of March 31, 2014

(unaudited)

COMMON STOCKS — 99.5% OF TOTAL NET ASSETS

	Shares	Value(a)
REAL ESTATE INVESTMENT TRUSTS – 43.7%

Lodging and Resorts – 21.7%
Chesapeake Lodging Trust	1,197,900	$ 30,821,967
DiamondRock Hospitality Company	6,270,000	73,672,500
Host Hotels & Resorts, Inc.	2,050,490	41,501,918
RLJ Lodging Trust	3,624,000	96,905,760
Strategic Hotels & Resorts, Inc. (b)	1,001,000	10,200,190
		253,102,335

Mortgage – 5.5%
NorthStar Realty Finance Corp.	3,930,000	63,430,200

Office and Industrial – 0.3%
Prologis, Inc.	80,000	3,266,400

Self Storage – 16.2%
Extra Space Storage Inc.	1,538,000	74,608,380
Public Storage	340,000	57,286,600
Sovran Self Storage, Inc.	780,800	57,349,760
		189,244,740
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $405,806,045)		509,043,675

OTHER COMMON STOCKS – 55.8%

Banks - Money Center – 12.2%
Citigroup Inc.	1,290,000	61,404,000
Morgan Stanley	2,150,000	67,015,500
Wells Fargo & Company	290,000	14,424,600
		142,844,100

Hotels and Restaurants – 5.1%
Wyndham Worldwide Corporation	810,000	59,316,300

Housing and Building Materials – 25.2%
D.R. Horton, Inc.	2,710,000	58,671,500
Lennar Corporation	1,870,000	74,089,400
NVR, Inc. (b)	50,800	58,267,600
PulteGroup, Inc.	1,560,000	29,936,400
Toll Brothers, Inc. (b)	2,020,000	72,518,000
		293,482,900

Real Estate Services – 13.3%
CBRE Group, Inc. (b)	2,600,000	71,318,000
Jones Lang LaSalle Incorporated	710,000	84,135,000
		155,453,000
TOTAL OTHER COMMON STOCKS (Identified cost $616,317,516)		651,096,300
TOTAL COMMON STOCKS (Identified cost $1,022,123,561)		1,160,139,975

SHORT-TERM INVESTMENT — 0.7% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/31/2014 at 0.00% to be repurchased at $8,895,000 on 04/01/2014 collateralized by $8,540,000 US	Face Amount
Treasury Note, 3.125% due 05/15/2021 valued at $9,073,750
including interest. (Cost $8,895,000)	$8,895,000	8,895,000

TOTAL INVESTMENTS — 100.2% (Identified cost $1,031,018,561) (c)		1,169,034,975
Cash and receivables		35,048,213
Liabilities		(37,917,860)
TOTAL NET ASSETS — 100.0%		$1,166,165,328

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Classification
Investments in Securities-Assets
Common Stocks*	$1,160,139,975	$—	$—
Debt Securities
Repurchase Agreement	—	8,895,000	—
Total	$1,160,139,975	$8,895,000	$—

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

Non-income producing security.

(c)

Federal Tax Information: At March 31, 2014, the net unrealized appreciation on investments based on cost of $1,036,273,129 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$138,246,589
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,484,743)
$132,761,846

The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of March 31, 2014

(unaudited)

COMMON STOCKS — 99.4% OF TOTAL NET ASSETS

	Shares	Value(a)
Airlines – 13.5%
American Airlines Group Inc. (b)	2,170,000	$ 79,422,000
Copa Holdings, S.A.	215,000	31,215,850
United Continental Holdings, Inc. (b)	2,150,000	95,954,500
		206,592,350
Auto Parts – 10.0%
Harman International Industries, Incorporated (c)	775,000	82,460,000
Magna International Inc.	540,000	52,007,400
TRW Automotive Holdings Corp. (b)	220,000	17,956,400
		152,423,800
Banks - Money Center – 5.2%
Citigroup Inc. (c)	1,680,000	79,968,000

Biotechnology – 2.3%
Biogen Idec Inc. (b)	116,000	35,480,920

Drugs – 5.1%
Actavis, Inc. (b)(d)	380,000	78,223,000

Electronic Components – 5.1%
NXP Semiconductors N.V. (b)	1,340,000	78,805,400

Home Products – 1.0%
Whirlpool Corporation	100,000	14,946,000

Housing and Building Materials – 23.1%
D.R. Horton, Inc. (c)	4,320,000	93,528,000
Lennar Corporation (c)	3,400,000	134,708,000
NVR, Inc. (b)	27,000	30,969,000
Toll Brothers, Inc. (b)	2,610,000	93,699,000
		352,904,000
Leisure – 5.4%
Polaris Industries Inc.	588,000	82,149,480

Oil Service – 1.7%
Baker Hughes Incorporated	200,000	13,004,000
Halliburton Company	215,000	12,661,350
		25,665,350
Peripherals – 11.0%
Seagate Technology Public Limited Company (d)	1,400,000	78,624,000
Western Digital Corporation	980,000	89,983,600
		168,607,600
Retail – 5.5%
Signet Jewelers Limited	800,000	84,688,000

Technology – 5.0%
Google Inc. (b)	68,300	76,121,033

Vehicle Assembly – 5.5%
Tata Motors Limited ADR (e)	2,375,000	84,098,750

TOTAL COMMON STOCKS (Identified cost $1,395,096,478)		1,520,673,683

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/31/2014 at 0.00% to be repurchased at $8,700,000 on 04/01/2014 collateralized by $8,355,000 US Treasury	Face Amount
Note, 3.125% due 05/15/2021 valued at $8,877,188
including interest. (Cost $8,700,000)	$8,700,000	8,700,000

TOTAL INVESTMENTS — 100.0% (Identified cost $1,403,796,478) (f)		1,529,373,683
Cash and receivables		585,075,700
Liabilities		(584,518,977)
TOTAL NET ASSETS — 100.0%		$1,529,930,406

SECURITIES SOLD SHORT — 34.6% OF TOTAL NET ASSETS

BONDS — 29.3% OF TOTAL NET ASSETS
United States Treasury – 29.3%	Face Amount	Value(a)
United States Treasury Bonds, 2.750%, 08/15/2042	$270,000,000	$ 230,639,130
United States Treasury Bonds, 3.125%, 02/15/2042	100,000,000	92,609,400
United States Treasury Bonds, 3.125%, 02/15/2043	80,000,000	73,662,480
United States Treasury Bonds, 3.750%, 11/15/2043	50,000,000	51,781,250
TOTAL BONDS (Proceeds $483,270,537)		448,692,260

COMMON STOCK — 5.3% OF TOTAL NET ASSETS
Electronic and Communication Equipment – 5.3%	Shares
Apple Inc.	150,000	80,511,000
TOTAL COMMON STOCKS (Proceeds $79,248,346)		80,511,000
TOTAL SECURITIES SOLD SHORT — 34.6% (Proceeds $562,518,883)		$ 529,203,260

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Classification
Investments in Securities-Assets
Common Stocks*	$1,520,673,683	$—	$—
Debt Securities
Repurchase Agreement	—	8,700,000	—
Total	$1,520,673,683	$8,700,000	$—

Investments in Securities-Liabilities
Common Stocks*	$80,511,000	$—	$—
Debt Securities
United States Treasury	—	448,692,260	—
Total	$80,511,000	$448,692,260	$—

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

Non-income producing security.

(c)

A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at March 31, 2014 was $289,915,000 and the value of cash held in a segregated account was $536,137,180.

(d)

The Fund has approximately 10.3% of its net assets at March 31, 2014 invested in companies incorporated in Ireland.

(e)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

(f)

Federal Tax Information: At March 31, 2014, the net unrealized appreciation on investments held long, based on cost of $1,411,314,192 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$144,054,273
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(25,994,782)
$118,059,491

The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX99_CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date: May 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date: May 14, 2014

By:	/S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: May 14, 2014